Holdback receivable	12 Months Ended
Dec. 31, 2019
Holdback Receivable [Abstract]
Holdback receivable
10.	Holdback receivable
The holdback receivable of US$10 million, originated on October 2, 2017 as a part of the Apicore Sale Transaction described in note 5. The holdback receivable was initially recorded at its fair value of $11,941 and subsequently was measured at FVTPL. The other long-term liability was payable to the former President and Chief Executive Officer of Apicore upon receipt of the holdback receivable.
On February 13, 2019, the Company received notice from the Buyer in the Apicore Sales Transaction of potential claims against the holdback receivable in respect of representations and warranties under the Apicore Sales Transaction, with the maximum exposure of the claims being the total holdback receivable. The Company proceeded diligently to investigate the potential claims and attempt to satisfactorily resolve them with a view to having the holdback receivable released. The Buyer did not make the required payments on the holdback receivable in February
2019
and April 2019.
In consideration of the uncertainty associated with the potential claims asserted by the Buyer, the Company reduced the carrying value of the holdback receivable by $1,473 on the consolidated
statement of financial position as at December 31, 2018.
On December 5, 2019, the Company reached a settlement agreement with the Buyer in the Apicore Sales Transaction with respect to the amounts heldback under the Apicore Sales Transaction. A settlement agreement was reached under which the Company received US$5,100 (CDN$6,719)
in relation to the holdback receivable. In connection with this settlement the amounts owing to former President and Chief Executive Officer of Apicore totaling US$880 (CDN$1,165) which were recorded within other long-term liabilities were settled by the Buyer. Immediately prior to the settlement, the Company reduced the carrying value on the statement of financial position of the holdback receivable by
$3,623 to the net recoverable value from the negotiated settlement.